Basic and diluted earnings (loss) per share (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net income attributable to Vale's shareholders
Net income from continuing operations	$ 7,983	$ 16,728	$ 24,736
Net income (loss) from discontinued operations		2,060	(2,291)
Net income	$ 7,983	$ 18,788	$ 22,445
Thousands of shares
Weighted average number of common shares outstanding	4,366,130	4,637,794	5,012,424
Weighted average number of common shares outstanding and potential ordinary shares	4,369,961	4,642,432	5,016,848
Ordinary shares [member]
Thousands of shares
Basic earnings (loss) per share from continuing operations	$ 1.83	$ 3.61	$ 4.93
Diluted earnings (loss) per share from continuing operations	1.83	3.61	4.93
Basic earnings (loss) per share from discontinued operations		0.44	(0.46)
Diluted earnings (loss) per share from discontinued operations		0.44	(0.46)
Basic earnings per share	1.83	4.05	4.47
Diluted earnings per share	$ 1.83	$ 4.05	$ 4.47